Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Going Concern
Net loss	$ 37,879,158	$ 36,899,420
Net cash flows used in operating activities	31,098,078	34,879,903
Cash and cash equivalents	$ 10,720,178	$ 41,792,830